Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

A summary of property and equipment follows:

	December 31,
	2012	2011
	($ in thousands)
Land	$13,313	$13,401
Buildings and Improvements	112,261	97,301
Equipment	43,211	39,959
Furniture	17,057	15,589
Software	38,916	36,933

	224,758	203,183
Less Accumulated Depreciation	(130,361)	(112,514)

Property and Equipment, Net	$94,397	$90,669